Investments - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($) Investment		Dec. 31, 2014 USD ($)		Dec. 31, 2016	Dec. 31, 2016 Investment	Aug. 25, 2016 USD ($)	Jun. 18, 2007
Schedule of Investments [Line Items]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements		$ 206,600,000
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months		0
Short-term Investments		3,572,900,000		$ 2,172,000,000
Securities Sold under Agreements to Repurchase		$ 0		0
Repurchase Agreements, Total Days of Activity		3 days
Repurchase Agreements, Largest Outstanding Balance		$ 240,000,000
Repurchase Agreements, Largest Outstanding Balance, Number of Days Open		2 days
Repurchase Agreements, Average Daily Balance		$ 217,000,000
Open reverse repurchase commitments		0		0
Largest Outstanding Balance of Reverse Repurchase Agreements		$ 265,000,000
RRP Largest Outstanding Balance Number of Days Open		1 day
Reverse Repurchase Agreements, Total Days of Activity		38 days
Reverse Repurchase Agreement Average Daily Balance		$ 113,800,000
Gross Unrealized Losses		139,800,000		$ 166,700,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment				1,167					1,369
Trading securities		0		$ 0
Net realized gains (losses) on securities		137,900,000		136,500,000		$ 232,100,000
Gain (Loss) on Derivative Instruments, Net, Pretax		(20,000,000)		(20,700,000)		(64,100,000)
Interest expense		140,900,000		136,000,000		116,900,000
Derivative Assets (Liabilities), at Fair Value, Net	[1]	0		4,400,000
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Other Comprehensive Income Pre Tax
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities		27,100,000		23,800,000		7,700,000
Net realized gains (losses) on securities		146,300,000		149,700,000		255,000,000
Interest expense		1,900,000		1,800,000		2,000,000
2.45% Senior Notes Due 2027
Schedule of Investments [Line Items]
Senior notes, issuance amount		500,000,000		0						$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage								2.45%		2.45%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Senior notes, issuance amount		1,000,000,000		1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage								6.70%			6.70%
Equity securities
Schedule of Investments [Line Items]
Gross Unrealized Losses		18,200,000		$ 29,900,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment				74					88
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross Unrealized Losses		2,100,000		$ 14,200,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment				64					75
Equity securities | Nonredeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses		16,100,000		$ 15,700,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions				10				13	13
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Percentage Decline								5.00%
Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses		121,600,000		$ 136,800,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment				1,093					1,281
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Percentage which the issuer receives the security back at once the change of control is triggered								1.00%
Realized investment losses		3,000,000
Gross Unrealized Losses		24,300,000		$ 33,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment				215					184
Fixed maturities | Redeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses		2,000,000		$ 43,300,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Investment				9					2
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities		25,400,000
Fixed Income Securities
Schedule of Investments [Line Items]
Gross Unrealized Losses		137,700,000
Foreign Government Debt
Schedule of Investments [Line Items]
Short-term Investments		0		$ 2,500,000
Interest Rate Swaps
Schedule of Investments [Line Items]
Cash collateral received from counterparty		0		4,900,000		16,100,000
Value Of Securities Of Any One Issuer Excluding US Government Obligations Exceeding 10 % Of Total Shareholders Equity
Schedule of Investments [Line Items]
Aggregate cost or fair value of securities		0		0
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities		0		0		0
Russell One Thousand | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio								95.00%
Managed Equity Strategy | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio								5.00%
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member]
Schedule of Investments [Line Items]
Derivative, Notional Amount		370,000,000	[2]	18,000,000	[2]	44,000,000	[2]			$ 350,000,000
Gain (Loss) on Derivative Instruments, Net, Pretax		(1,300,000)		200,000		500,000
Derivative Assets (Liabilities), at Fair Value, Net	[1]	0		0
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member] | 2.45% Senior Notes Due 2027
Schedule of Investments [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		(1,400,000)
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member] | 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		100,000		200,000
Non-hedging Instruments | Future [Member]
Schedule of Investments [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	[1]	0		0
Non-hedging Instruments | Fixed maturities | Interest Rate Swaps
Schedule of Investments [Line Items]
Derivative, Notional Amount	[2]	0		750,000,000		750,000,000
Gain (Loss) on Derivative Instruments, Net, Pretax		0		(23,400,000)		$ (64,600,000)
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 0		$ 4,400,000

[1]	To the extent we held both derivative assets and liabilities with the same counterparty that were subject to an enforceable master netting arrangement, we reported them on a gross basis on our balance sheets, consistent with our historical presentation.
[2]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.